UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund:  BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt

Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2018

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.1%
GEO Specialty Chemicals, Inc. (a)(b)		557,488	$206,271
GEO Specialty Chemicals, Inc. (a)(b)(c)		481,806	178,268
LyondellBasell Industries NV, Class A		26	2,093

			386,632
Computer Services Software & Systems — 0.0%
Adelphia Recovery Trust (b)		396,568	79
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd. (a)(b)		1,075,282,733	1,473,137
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (b)		5,037	32,640
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		10,718	14,802
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.		39,599	584,877
Internet Software & Services — 0.0%
New Holdings LLC		252	85,008
Media — 0.0%
Adelphia Communications Corp., Class A (a)(b)		400,000	4
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (b)		1,707	13,434
Specialty Retail — 0.0%
Things Remembered, Inc. (a)(b)		1,199,043	12
Total Common Stocks - 0.3%			2,590,625

Asset-Backed Securities — 6.4%	Par (000)
ACAS CLO Ltd., Series 2015-1A, Class D, 4.81%, 4/18/27 (d)(c)	USD	280	278,085
ALM XIV Ltd., Series 2014-14A, Class C, 4.62%, 7/28/26 (d)(c)		463	463,007
ALM XVI Ltd/ALM XVI LLC, Series 2015-16A, Class D, 6.51%, 7/15/27 (d)(c)		1,250	1,222,314
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class CR, 4.57%, 7/28/26 (a)(d)(c)		2,250	2,250,000
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, 3.36%, 10/15/26 (d)(c)		2,000	2,004,515
Apidos CDO, Series 2015-21A, Class C, 4.71%, 7/18/27 (d)(c)		1,650	1,655,941

Asset-Backed Securities	Par (000)		Value
Ares CLO Ltd., Class D (d)(c):
Series 2015-38A, 5.31%, 1/20/27	USD	1,000	$1,006,037
Series 2016-41A, 5.36%, 1/15/29		450	456,245
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, 5.72%, 11/15/28 (a)(d)(c)		800	800,400
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class D, 4.61%, 7/16/26 (d)(c)		1,000	991,525
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, 4.76%, 10/15/26 (d)(c)		1,000	1,001,589
BlueMountain CLO Ltd. (d)(c)
Series 2014-3A, Class CR, 4.36%, 10/15/26		1,000	998,976
Series 2015-2A, Class E, 6.51%, 7/18/27		250	242,403
Burnham Park CLO Ltd., Series 2016-1A, Class D, 5.01%, 10/20/29 (d)(c)		1,000	1,011,265
Carlyle Global Market Strategies CLO Ltd. (d)(c):
Series 2012-4A, Class DR, 5.26%, 1/20/29		1,000	1,012,439
Series 2013-1A, Class C, 5.18%, 2/14/25		250	251,216
Series 2014-1A, Class CR, 3.91%, 4/17/25		1,500	1,505,581
Series 2015-1A, Class E1, 6.46%, 4/20/27		1,000	985,615
Series 2015-2A, Class C, 4.92%, 4/27/27		250	250,452
Series 2015-2A, Class D, 6.47%, 4/27/27		1,000	988,266
Catskill Park CLO, Ltd., Series 2017-1A, Class C, 4.79%, 4/20/29 (a)(d)(c)		1,000	1,000,000
Cedar Funding IV CLO, Ltd., Series 2014-4A, Class DR, 4.81%, 7/23/30 (a)(d)(c)		1,500	1,500,000
CIFC Funding Ltd., Series 2012-3A, Class B1R, 5.04%, 1/29/25 (d)(c)		1,000	1,004,535
CIFC Funding V Ltd., Series 2015-5A, Class D, 7.46%, 10/25/27 (d)(c)		1,000	995,510
Dryden 49 Senior Loan Fund, Series 2017-49A, Class D, 1.00%, 7/18/30 (a)(d)(c)(e)		1,000	1,000,000

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Asset-Backed Securities	Par (000)		Value
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class DR, 5.40%, 1/15/28 (a)(d)(c)	USD	1,000	$1,010,000
Highbridge Loan Management Ltd., Series 6A-2015 (d)(c):
Class D, 4.82%, 5/05/27		300	299,527
Class E1, 6.62%, 5/05/27		1,250	1,210,238
LCM XV LP, Series 15A (d)(c):
Class CR, 3.59%, 7/20/30		2,250	2,250,000
Class DR, 4.89%, 7/20/30		1,250	1,250,000
Madison Park Funding X, Ltd., Series 2012-10A, Class DR, 5.36%, 1/20/29 (d)(c)		1,500	1,521,579
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, 4.41%, 7/20/26 (d)(c)		1,015	1,014,508
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 4.78%, 4/22/29 (d)(c)		1,000	999,739
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.43%, 11/14/27 (d)(c)		1,000	1,008,063
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.74%, 10/17/27 (d)(c)		1,000	1,000,702
OCP CLO Ltd., Series 2012-2A, Class DR, 5.64%, 11/22/25 (d)(c)		1,000	1,006,266
Octagon Investment Partners XXII, Ltd., 3.22%, 11/25/25 (a)(c)		1,500	1,500,000
OZLM IX Ltd., Series 2014-9A Class CR, 4.71%, 1/20/27 (d)(c)		750	750,906
Sound Point CLO III, Ltd., Series 2013-2A, Class DR, 4.51%, 7/15/25 (a)(d)(c)		1,000	1,000,000
Sound Point CLO IV Ltd., Series 2013-3A (a)(d)(c):
Class CR, 2.53%, 1/21/26		1,000	1,000,000
Class DR, 4.56%, 1/21/26		500	500,000
Steele Creek CLO 2016-1, Ltd., Series 2016-1A, Class E, 7.88%, 6/15/28 (d)(c)		1,000	1,001,610
Symphony CLO Ltd., 4.81%, 7/15/28 (d)(c)		1,700	1,708,562
THL Credit Wind River 2014-3 CLO, Ltd., Series 2014-3A, Class C1R, 1.00%, 1/22/27 (d)(c)(e)		1,000	1,000,000
Voya CLO Ltd., Series 2012-2AR, Class ER, 7.16%, 10/15/22 (d)(c)		1,250	1,251,313
Webster Park CLO Ltd., Series 2015-1A (d)(c):
Class B1, 4.26%, 1/20/27		500	503,025
Class C, 5.21%, 1/20/27		500	505,032

Asset-Backed Securities	Par (000)		Value
York CLO 1, Ltd., Series 2014-1A, Class CR, 3.50%, 1/22/27 (a)(d)(c)	USD	1,500	$1,500,000
Total Asset-Backed Securities - 6.4%			49,666,986

Corporate Bonds
Aerospace & Defense — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (c)		1,140	1,154,250
Bombardier, Inc. (c):
6.00%, 10/15/22		1,360	1,360,857
6.13%, 1/15/23		648	650,025
7.50%, 3/15/25		1,032	1,067,583
Colfax Corp., 3.25%, 5/15/25	EUR	100	115,986
EnPro Industries, Inc., 5.88%, 9/15/22 (c)	USD	292	305,140
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (c)		307	317,745
KLX, Inc., 5.88%, 12/01/22 (c)		1,617	1,706,065
Koppers, Inc., 6.00%, 2/15/25 (c)		606	636,300
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		200	204,500
TransDigm, Inc.:
6.00%, 7/15/22		2,386	2,472,194
6.50%, 7/15/24		1,469	1,527,760
6.38%, 6/15/26		223	228,575

			11,746,980
Air Freight & Logistics — 0.4%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	118,386
6.50%, 6/15/22 (c)	USD	1,520	1,613,784
6.13%, 9/01/23 (c)		1,004	1,059,220

			2,791,390
Airlines — 0.8%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (c)		712	736,030
American Airlines Group, Inc., 4.63%, 3/01/20 (c)		542	557,583
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,390	2,461,700
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		1,952	2,035,000

2	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Airlines (continued)
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (c)	USD	469	$477,998

			6,268,311
Auto Components — 0.9%
Allison Transmission, Inc., 5.00%, 10/01/24 (c)		685	698,700
Federal-Mogul Holdings LLC, 4.88%, 4/15/24 (d)	EUR	100	112,683
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	133	137,072
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		4,609	4,664,308
Series WI, 6.25%, 2/01/22		319	332,159
Series WI, 6.75%, 2/01/24		151	157,795
IHO Verwaltungs GmbH (f):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	116,266
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	118,103
(3.75% Cash or 4.50% PIK), 3.75%, 9/15/26		100	119,383
Jaguar Land Rover Automotive PLC, 5.63%, 2/01/23 (c)	USD	425	444,125
Venture Holdings Co. LLC (a)(b)(g):
12.00%, 7/01/49		5,150	1
Series B, 9.50%, 7/01/05		5,125	1
ZF North America Capital, Inc., 4.75%, 4/29/25 (c)		150	157,875

			7,058,471
Banks — 0.4%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	100	120,063
Banco Espirito Santo SA (b)(g):
2.63%, 5/08/17		100	31,454
4.75%, 1/15/18		200	62,908
4.00%, 1/21/19		100	31,454
Banco Popolare, 2.75%, 7/27/20		100	116,149
Bank of Ireland, 4.25%, 6/11/24 (d)		100	118,684
Bankia SA (d):
4.00%, 5/22/24		200	233,657
3.38%, 3/15/27		100	115,318
BPE Financiaciones SA, 2.00%, 2/03/20		100	105,485
BPER Banca, 5.13%, 5/31/27 (d)		100	113,601
CaixaBank SA, 3.50%, 2/15/27 (d)		100	117,647
CIT Group, Inc.:
5.50%, 2/15/19 (c)	USD	1,036	1,092,980
5.00%, 8/01/23		470	507,012

			2,766,412

Corporate Bonds	Par (000)		Value
Beverages — 0.1%
BWAY Holding Co., 5.50%, 4/15/24 (c)	USD	726	$742,335
Horizon Holdings I SASU, 7.25%, 8/01/23	EUR	100	121,286
Silgan Holdings, Inc., 3.25%, 3/15/25		100	114,997

			978,618
Building Materials — 0.0%
Titan Global Finance PLC, 3.50%, 6/17/21		100	118,464
Building Products — 0.5%
American Builders & Contractors Supply Co., Inc. (c):
5.63%, 4/15/21	USD	84	86,415
5.75%, 12/15/23		415	439,900
Building Materials Corp. of America (c):
5.38%, 11/15/24		85	89,356
6.00%, 10/15/25		664	717,120
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		666	695,970
Masonite International Corp., 5.63%, 3/15/23 (c)		579	607,950
Ply Gem Industries, Inc., 6.50%, 2/01/22		472	493,240
Standard Industries, Inc. (c):
5.13%, 2/15/21		84	87,570
5.50%, 2/15/23		303	319,286
USG Corp., 4.88%, 6/01/27 (c)		214	216,140

			3,752,947
Capital Markets — 0.5%
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (c)		3,551	3,583,389
LPL Holdings, Inc., 5.75%, 9/15/25 (c)		149	153,842

			3,737,231
Casinos & Gambling — 0.0%
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26		99	107,168
Chemicals — 3.5%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (c)		1,100	1,122,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	118,462
Axalta Coating Systems LLC, 4.88%, 8/15/24 (c)	USD	325	332,719
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		366	446,520
10.00%, 10/15/25		250	310,000

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Chemicals (continued)
CF Industries, Inc., 5.15%, 3/15/34	USD	185	$171,125
Chemours Co.:
6.63%, 5/15/23		270	288,195
7.00%, 5/15/25		321	355,508
The Chemours Co., 5.38%, 5/15/27		312	324,480
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18 (a)(c)		6,763	10,613,144
Hexion, Inc., 10.38%, 2/01/22 (c)		311	314,888
Huntsman International LLC:
4.88%, 11/15/20		231	244,860
5.13%, 4/15/21	EUR	100	127,243
5.13%, 11/15/22	USD	1,101	1,186,327
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	116,688
INEOS Group Holdings SA, 5.38%, 8/01/24		100	120,199
Inovyn Finance PLC, 6.25%, 5/15/21		80	117,952
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	2,675	2,708,437
NOVA Chemicals Corp. (c)(e):
4.88%, 6/01/24		350	350,875
5.25%, 6/01/27		880	881,100
Platform Specialty Products Corp. (c):
10.38%, 5/01/21		506	561,028
6.50%, 2/01/22		4,019	4,139,570
PQ Corp., 6.75%, 11/15/22 (c)		967	1,051,612
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	117,985
Tronox Finance LLC:
6.38%, 8/15/20	USD	564	569,640
7.50%, 3/15/22 (c)		172	178,665
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)		488	519,720

			27,388,942
Commercial Services & Supplies — 0.7%
ADT Corp.:
3.50%, 7/15/22		480	469,200
4.13%, 6/15/23		720	714,600
4.88%, 7/15/32 (c)		861	749,070
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (c)		608	623,960
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		200	213,250
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (c)		740	780,700
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	100	116,563
Mobile Mini, Inc., 5.88%, 7/01/24	USD	104	108,160

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (c)	USD	645	$676,847
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (c)		302	312,570
United Rentals North America, Inc.:
7.63%, 4/15/22		367	383,056
5.75%, 11/15/24		165	174,489
Verisure Holding AB, 6.00%, 11/01/22	EUR	112	136,940

			5,459,405
Communications Equipment — 0.8%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)	USD	105	111,584
CommScope Technologies LLC, 5.00%, 3/15/27 (c)		1,007	1,007,000
CommScope, Inc. (c):
5.00%, 6/15/21		574	588,706
5.50%, 6/15/24		227	238,066
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		3,045	3,220,087
6.38%, 5/15/25		175	188,125
5.75%, 1/15/27 (c)		576	607,617

			5,961,185
Construction & Engineering — 0.5%
BlueLine Rental Finance Corp., 9.25%, 3/15/24 (c)		2,767	2,891,515
Engility Corp., 8.88%, 9/01/24		468	503,100
SPIE SA, 3.13%, 3/22/24	EUR	100	116,828
Swissport Investments SA, 6.75%, 12/15/21		100	122,176
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23	USD	350	339,500

			3,973,119
Construction Materials — 0.7%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		117	121,739
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)		384	401,280
HD Supply, Inc. (c):
5.25%, 12/15/21		2,410	2,538,935
5.75%, 4/15/24		1,625	1,732,656
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	121,041
PulteGroup, Inc., 5.50%, 3/01/26	USD	446	471,366
Rexel SA, 3.50%, 6/15/23	EUR	130	154,009

			5,541,026
Consumer Discretionary — 0.1%
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (c)	USD	471	480,420

4	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Consumer Finance — 0.7%
Ally Financial, Inc.:
6.25%, 12/01/17	USD	30	$30,645
4.63%, 3/30/25		216	216,583
8.00%, 11/01/31		2,656	3,207,120
CDK Global, Inc., 4.88%, 6/01/27 (c)		333	336,540
Navient Corp.:
6.63%, 7/26/21		297	315,652
5.50%, 1/25/23		345	340,580
7.25%, 9/25/23		10	10,510
6.13%, 3/25/24		237	236,479
5.88%, 10/25/24		258	250,905
5.63%, 8/01/33		260	212,550
OneMain Financial Holdings LLC (c):
6.75%, 12/15/19		439	459,852
7.25%, 12/15/21		71	74,770

			5,692,186
Containers & Packaging — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (c)		1,490	1,534,700
4.25%, 1/15/22	EUR	55	63,204
4.25%, 9/15/22 (c)	USD	235	239,406
4.63%, 5/15/23 (c)		559	571,578
2.75%, 3/15/24	EUR	125	142,826
6.75%, 5/15/24		125	156,391
7.25%, 5/15/24 (c)	USD	2,685	2,930,006
6.00%, 2/15/25 (c)		1,646	1,715,955
Ball Corp., 5.00%, 3/15/22		823	879,581
Crown European Holdings SA, 4.00%, 7/15/22	EUR	220	277,349
Graphic Packaging International, Inc., 4.13%, 8/15/24	USD	1,130	1,144,125
International Paper Co., 7.30%, 11/15/39		5	6,746
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22 (f)	EUR	100	122,445
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20	USD	3,099	3,181,898
6.88%, 2/15/21		172	176,714
4.66%, 7/15/21 (d)(c)		1,671	1,704,420
5.13%, 7/15/23 (c)		372	386,880
7.00%, 7/15/24 (c)		1,612	1,734,907
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	119,075
Sealed Air Corp.:
4.88%, 12/01/22 (c)	USD	120	125,250
4.50%, 9/15/23	EUR	100	126,359

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (c)	USD	1,771	$1,846,268
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (c)		200	204,000
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	119,637

			19,509,720
County/City/Special District/School District — 0.0%
Levi Strauss & Co., 3.38%, 3/15/27		100	114,649
Diversified Consumer Services — 0.9%
APX Group, Inc.:
6.38%, 12/01/19	USD	165	170,224
8.75%, 12/01/20		390	404,137
7.88%, 12/01/22		1,240	1,354,564
GW Honos Security Corp., 8.75%, 5/15/25 (c)		113	116,390
Laureate Education, Inc., 8.25%, 5/01/25 (c)		119	125,248
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		4,035	4,411,627
Service Corp. International, 4.50%, 11/15/20		307	312,756
Sotheby’s, 5.25%, 10/01/22 (c)		220	224,400
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	113,739

			7,233,085
Diversified Financial Services — 0.6%
Aircastle Ltd.:
5.13%, 3/15/21	USD	33	35,351
5.50%, 2/15/22		427	463,295
Ally Financial, Inc., 5.13%, 9/30/24		1,207	1,253,023
Arrow Global Finance PLC, 2.88%, 4/01/25 (d)	EUR	100	112,391
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (c)	USD	157	153,860
FBM Finance, Inc., 8.25%, 8/15/21 (c)		350	376,250
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	139,153
Jefferies Finance LLC/JFIN Co-Issuer Corp. (c):
7.38%, 4/01/20	USD	625	646,094
6.88%, 4/15/22		516	518,580
ProGroup AG, 5.13%, 5/01/22	EUR	130	154,757
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (c)	USD	248	253,580

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
UniCredit SpA:
6.95%, 10/31/22	EUR	100	$135,116
5.75%, 10/28/25 (d)		100	123,541
4.38%, 1/03/27 (d)		100	118,810
WMG Acquisition Corp., 4.13%, 11/01/24		100	119,356

			4,603,157
Diversified Telecommunication Services — 2.0%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	1,753	1,895,431
Series Y, 7.50%, 4/01/24		43	47,085
Cincinnati Bell, Inc., 7.00%, 7/15/24 (c)		1,210	1,270,500
Frontier Communications Corp.:
8.13%, 10/01/18		181	191,408
7.13%, 3/15/19		50	52,875
8.50%, 4/15/20		397	420,820
8.88%, 9/15/20		40	42,550
6.25%, 9/15/21		345	323,438
7.13%, 1/15/23		235	203,569
7.63%, 4/15/24		751	630,840
6.88%, 1/15/25		1,750	1,407,665
Level 3 Financing, Inc.:
4.94%, 1/15/18 (d)		646	647,615
5.38%, 8/15/22		925	952,750
5.13%, 5/01/23		1,120	1,165,506
5.38%, 1/15/24		712	746,269
5.38%, 5/01/25		869	913,258
5.25%, 3/15/26		641	666,441
OTE PLC, 3.50%, 7/09/20	EUR	100	115,143
SoftBank Group Corp., 4.75%, 7/30/25		129	164,498
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	301	323,289
6.00%, 9/30/34		594	627,965
7.20%, 7/18/36		397	456,550
7.72%, 6/04/38		59	70,800
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	100	152,753
Telecom Italia SpA:
3.25%, 1/16/23		150	185,359
5.88%, 5/19/23	GBP	100	148,891
5.30%, 5/30/24 (c)	USD	905	965,517
Windstream Corp., 7.75%, 10/01/21		451	436,342

			15,225,127
Electric Utilities — 0.0%
AES Corp., 4.88%, 5/15/23		256	260,160
Talen Energy Supply LLC, 6.50%, 6/01/25		45	33,637

			293,797

Corporate Bonds	Par (000)		Value
Electrical Equipment — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	100	$120,850
Belden, Inc., 5.50%, 4/15/23		109	129,792

			250,642
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	USD	811	837,357
SESI LLC, 7.13%, 12/15/21		180	179,550

			1,016,907
Energy Equipment & Services — 1.0%
Ensco PLC:
4.50%, 10/01/24		175	143,938
5.20%, 3/15/25		55	46,595
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	100	115,098
6.00%, 7/15/22 (c)	USD	836	851,717
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		103	104,545
6.75%, 8/01/22		56	57,750
GrafTech International Ltd., 6.38%, 11/15/20		150	130,875
Noble Holding International Ltd., 4.63%, 3/01/21		22	19,800
Pioneer Energy Services Corp., 6.13%, 3/15/22		740	643,800
Precision Drilling Corp., 6.50%, 12/15/21		5	5,063
Transocean, Inc.:
4.50%, 10/15/17		354	358,204
6.00%, 3/15/18		1,399	1,433,975
7.38%, 4/15/18		90	93,150
5.80%, 10/15/22		240	224,400
9.00%, 7/15/23 (c)		1,416	1,479,720
6.80%, 3/15/38		375	291,562
Trinidad Drilling Ltd., 6.63%, 2/15/25 (c)		724	720,380
Weatherford International Ltd.:
7.75%, 6/15/21		215	226,907
8.25%, 6/15/23		335	355,100
9.88%, 2/15/24 (c)		356	400,500

			7,703,079
Environmental, Maintenance, & Security Service — 0.2%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	112,948
Paprec Holding SA, 5.25%, 4/01/22		100	118,792
Tervita Escrow Corp., 7.63%, 12/01/21 (c)	USD	1,094	1,114,513

			1,346,253

6	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Food & Staples Retailing — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (c):
6.63%, 6/15/24	USD	308	$318,780
5.75%, 3/15/25		363	361,185
B&G Foods, Inc., 5.25%, 4/01/25		378	391,230
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	100	135,288
Casino Guichard Perrachon SA:
4.56%, 1/25/23	EUR	100	125,875
4.50%, 3/07/24		200	248,057
Dollar Tree, Inc.:
5.25%, 3/01/20	USD	69	71,070
5.75%, 3/01/23		2,882	3,052,038
Rite Aid Corp.:
6.75%, 6/15/21		13	13,146
6.13%, 4/01/23 (c)		915	908,870
7.70%, 2/15/27		56	59,360

			5,684,899
Food Products — 0.6%
Acosta, Inc., 7.75%, 10/01/22 (c)		420	354,900
JBS USA LLC/JBS USA Finance, Inc. (c):
7.25%, 6/01/21		355	354,113
5.75%, 6/15/25		957	928,888
Post Holdings, Inc., 5.00%, 8/15/26 (c)		2,342	2,356,637
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		274	292,495
WhiteWave Foods Co., 5.38%, 10/01/22		239	269,286

			4,556,319
Forest Products — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (c)		598	628,917
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (c)		200	204,000

			832,917
Health Care Equipment & Supplies — 0.9%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)		2,051	1,953,577
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		1,690	1,571,700
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (c)		820	905,075
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		600	607,500

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c):
4.88%, 4/15/20	USD	350	$350,000
5.75%, 8/01/22		990	978,244
5.63%, 10/15/23		384	368,640
5.50%, 4/15/25		125	114,688

			6,849,424
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		872	889,440
5.63%, 2/15/23		235	244,106
6.50%, 3/01/24		122	130,235
Alere, Inc., 6.38%, 7/01/23 (c)		406	438,988
Amsurg Corp., 5.63%, 7/15/22		2,812	2,934,673
Centene Corp.:
5.63%, 2/15/21		716	747,776
4.75%, 5/15/22		67	69,881
6.13%, 2/15/24		311	337,920
4.75%, 1/15/25		855	882,787
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		400	402,000
7.13%, 7/15/20		252	248,220
5.13%, 8/01/21		498	504,225
6.88%, 2/01/22		499	443,486
6.25%, 3/31/23		1,017	1,054,375
DaVita, Inc., 5.13%, 7/15/24		810	824,175
HCA, Inc.:
6.50%, 2/15/20		2,792	3,067,710
5.88%, 3/15/22		778	863,580
4.75%, 5/01/23		658	701,856
5.00%, 3/15/24		1,015	1,087,471
5.38%, 2/01/25		733	770,566
5.88%, 2/15/26		1,572	1,707,585
5.25%, 6/15/26		1,310	1,423,053
4.50%, 2/15/27		1,227	1,262,338
HealthSouth Corp., 5.75%, 11/01/24		179	184,818
Hologic, Inc., 5.25%, 7/15/22 (c)		475	498,750
MEDNAX, Inc., 5.25%, 12/01/23 (c)		574	582,610
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		1,696	1,812,515
New Amethyst Corp., 6.25%, 12/01/24 (c)		449	480,430
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		609	651,630
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (c)		128	131,840
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		146	156,038

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.63%, 6/15/20 (d)	USD	989	$996,417
6.00%, 10/01/20		1,395	1,494,394
4.50%, 4/01/21		280	287,364
8.13%, 4/01/22		2,540	2,679,700
Vizient, Inc., 10.38%, 3/01/24 (c)		200	230,500

			31,223,452
Health Care Technology — 0.0%
Quintiles IMS, Inc., 3.25%, 3/15/25 (c)	EUR	100	115,424
Hotels, Restaurants & Leisure — 2.3%
Burger King France SAS:
5.25%, 5/01/23 (d)		100	116,053
6.00%, 5/01/24		100	119,075
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20	USD	1,428	1,479,765
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	116,590
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)	USD	183	186,997
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (c)		303	319,665
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (c):
5.00%, 6/01/24		66	68,660
5.25%, 6/01/26		234	245,525
MGM Resorts International:
5.25%, 3/31/20		1,495	1,591,188
6.75%, 10/01/20		584	648,970
6.63%, 12/15/21		1,352	1,517,620
4.63%, 9/01/26		987	988,234
New Red Finance, Inc. (c):
6.00%, 4/01/22		2,115	2,201,609
4.25%, 5/15/24		759	759,000
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,373
Sabre GLBL, Inc., 5.25%, 11/15/23 (c)	USD	221	229,840
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)		2,281	2,434,968
10.00%, 12/01/22		2,189	2,383,274
Six Flags Entertainment Corp. (c):
4.88%, 7/31/24		543	546,394
5.50%, 4/15/27		257	264,710
Station Casinos LLC, 7.50%, 3/01/21		969	1,005,338
Stonegate Pub Co. Financing PLC, 4.88%, 3/15/22	GBP	100	130,917

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	$122,220
Unique Pub Finance Co. PLC, Series A4, 5.66%, 6/30/27	GBP	194	279,325
Vue International Bidco PLC, 7.88%, 7/15/20		147	194,563

			18,066,873
Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)	USD	285	292,837
CalAtlantic Group, Inc.:
8.38%, 1/15/21		1,090	1,283,856
5.25%, 6/01/26		285	292,838
Lennar Corp.:
4.75%, 11/15/22		118	123,181
4.88%, 12/15/23		265	276,925
Meritage Homes Corp., 4.50%, 3/01/18		589	597,835
Ryland Group, Inc., 6.63%, 5/01/20		130	143,325
Standard Pacific Corp., 5.88%, 11/15/24		97	104,518
Tempur Sealy International, Inc., 5.50%, 6/15/26		725	728,045
TRI Pointe Group, Inc.:
4.38%, 6/15/19		435	445,875
4.88%, 7/01/21		525	546,000

			4,835,235
Household Products — 0.3%
Spectrum Brands, Inc., 6.63%, 11/15/22		1,810	1,905,025
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., 6.00%, 5/15/26		201	215,070
Calpine Corp., 5.38%, 1/15/23		128	125,535
Dynegy, Inc.:
6.75%, 11/01/19		665	684,119
7.38%, 11/01/22		231	227,535
NRG Energy, Inc.:
7.88%, 5/15/21		124	128,340
6.63%, 1/15/27		1,358	1,334,235
NRG Yield Operating LLC, 5.38%, 8/15/24		195	201,337
QEP Resources, Inc., 5.38%, 10/01/22		1,300	1,270,750
TerraForm Power Operating LLC, 6.38%, 2/01/23 (c)(h)		205	212,175

			4,399,096

8	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 0.2%
Vertiv Group Corp, 9.25%, 10/15/24 (c)	USD	1,747	$1,886,760
Insurance — 0.5%
Assicurazioni Generali SpA (d):
7.75%, 12/12/42	EUR	100	137,329
5.50%, 10/27/47		100	122,011
Groupama SA, 6.00%, 1/23/27		100	132,286
HUB International Ltd., 7.88%, 10/01/21 (c)	USD	1,138	1,189,210
Old Mutual PLC, 8.00%, 6/03/21	GBP	100	149,707
USIS Merger Sub, Inc., 6.88%, 5/01/25 (c)	USD	155	156,938
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)		1,560	1,649,700

			3,537,181
Internet Software & Services — 0.4%
Equinix, Inc., 5.88%, 1/15/26		997	1,083,929
IAC/InterActiveCorp, 4.88%, 11/30/18		550	555,500
Netflix, Inc.:
5.50%, 2/15/22		72	78,201
4.38%, 11/15/26 (c)		1,038	1,039,349
3.63%, 5/15/27	EUR	100	115,171
Symantec Corp., 5.00%, 4/15/25 (c)	USD	422	437,825

			3,309,975
IT Services — 1.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		795	836,738
First Data Corp. (c):
7.00%, 12/01/23		3,627	3,917,160
5.75%, 1/15/24		5,296	5,593,900
Gartner, Inc., 5.13%, 4/01/25 (c)		320	334,400
Millennium Corp., 0.00%, 8/15/23 (a)		2,240	—
WEX, Inc., 4.75%, 2/01/23 (c)		601	597,995

			11,280,193
Machinery — 0.3%
CNH Industrial Finance Europe SA, 1.38%, 5/23/22	EUR	100	111,773
SPX FLOW, Inc. (c):
5.63%, 8/15/24	USD	359	367,975
5.88%, 8/15/26		359	370,890
Terex Corp., 5.63%, 2/01/25 (c)		940	963,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	120,348

			1,934,486

Corporate Bonds	Par (000)		Value
Media — 9.1%
Adria Bidco BV, 7.88%, 11/15/20	EUR	200	$234,021
Altice Financing SA, 7.50%, 5/15/26 (c)	USD	1,795	1,976,744
Altice Finco SA, 8.13%, 1/15/24 (c)		200	217,500
Altice Luxembourg SA:
7.75%, 5/15/22 (c)		1,110	1,179,375
6.25%, 2/15/25	EUR	100	123,664
7.63%, 2/15/25 (c)	USD	203	221,524
Altice US Finance I Corp. (c):
5.38%, 7/15/23		2,707	2,825,431
5.50%, 5/15/26		637	667,258
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	GBP	100	138,624
AMC Networks, Inc.:
4.75%, 12/15/22	USD	156	160,095
5.00%, 4/01/24		1,160	1,177,388
Cablevision Systems Corp.:
8.63%, 9/15/17		65	66,138
7.75%, 4/15/18		362	377,269
8.00%, 4/15/20		502	563,495
CBS Radio, Inc., 7.25%, 11/01/24 (c)		195	205,725
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		1,110	1,157,286
5.13%, 5/01/27 (c)		3,751	3,842,431
5.88%, 5/01/27 (c)		316	336,540
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c):
6.38%, 9/15/20		294	301,350
5.13%, 12/15/21		1,670	1,704,351
7.75%, 7/15/25		2,044	2,273,950
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25		1,300	1,410,987
Clear Channel International BV, 8.75%, 12/15/20 (c)		700	742,000
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		6,300	6,490,969
Series B, 7.63%, 3/15/20		2,749	2,762,745
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (c)		850	905,675
CSC Holdings LLC:
7.88%, 2/15/18		372	387,345
10.13%, 1/15/23 (c)		1,250	1,455,462
5.25%, 6/01/24		996	1,017,165
6.63%, 10/15/25 (c)		1,298	1,429,942
10.88%, 10/15/25 (c)		2,790	3,396,825
DISH DBS Corp.:
5.88%, 7/15/22		1,537	1,640,747
5.00%, 3/15/23		305	313,485

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Media (continued)
DISH DBS Corp. (continued):
5.88%, 11/15/24	USD	152	$161,880
7.75%, 7/01/26		2,068	2,429,900
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	118,085
Hughes Satellite Systems Corp.:
5.25%, 8/01/26	USD	1,433	1,474,199
6.63%, 8/01/26		381	403,860
iHeartCommunications, Inc.:
9.00%, 12/15/19		1,010	799,789
9.00%, 3/01/21		160	117,600
9.00%, 9/15/22		930	681,225
10.63%, 3/15/23		850	626,875
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		1,400	1,340,500
5.50%, 8/01/23		85	69,913
LG Finance Co. Corp., 5.88%, 11/01/24 (c)		231	240,818
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	100	127,219
MDC Partners, Inc., 6.50%, 5/01/24 (c)	USD	520	523,900
Midcontinent Communications/Midcontinent Finance Corp. (c):
6.25%, 8/01/21		265	274,275
6.88%, 8/15/23		309	333,334
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		538	540,018
Numericable Group SA, 5.38%, 5/15/22	EUR	100	117,177
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	USD	130	135,200
Play Topco SA, 5.38%, 9/15/22 (f)	EUR	117	136,308
SFR Group SA (c):
6.00%, 5/15/22	USD	1,192	1,247,130
7.38%, 5/01/26		4,095	4,430,258
Sirius XM Radio, Inc. (c):
4.25%, 5/15/20		141	142,974
5.75%, 8/01/21		464	480,240
4.63%, 5/15/23		60	60,938
Sterling Entertainment Corp., 9.75%, 12/15/19 (a)		1,300	1,287,000
TEGNA, Inc.:
5.13%, 10/15/19		215	220,106
5.50%, 9/15/24 (c)		138	142,830
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (c)		586	656,320
Tribune Media Co., 5.88%, 7/15/22		448	472,080
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	198	235,213

Corporate Bonds	Par (000)		Value
Media (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (continued):
5.00%, 1/15/25 (c)	USD	400	$414,500
Univision Communications, Inc., 5.13%, 5/15/23 (c)		381	383,617
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (c)		632	654,120
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)		967	988,757
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	100	136,326
Virgin Media Secured Finance PLC:
5.25%, 1/15/26 (c)	USD	975	992,062
5.50%, 8/15/26 (c)		320	329,600
4.88%, 1/15/27	GBP	100	133,999
6.25%, 3/28/29		233	330,920
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)	USD	1,300	1,352,000
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	100	117,053
7.38%, 4/23/21 (c)	USD	1,205	1,255,610
Ziggo Bond Finance BV, 5.88%, 1/15/25 (c)		1,095	1,119,637

			69,938,871
Metals & Mining — 5.2%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (c)		270	295,650
Alcoa, Inc.:
6.15%, 8/15/20		1,395	1,531,575
5.13%, 10/01/24		1,371	1,457,373
5.90%, 2/01/27		280	305,900
Anglo American Capital PLC:
3.50%, 3/28/22	EUR	100	122,230
4.88%, 5/14/25 (c)	USD	1,025	1,062,853
ArcelorMittal:
7.50%, 10/15/39		178	199,324
7.25%, 3/01/41		453	500,565
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (c)		332	365,200
Constellium NV (c):
8.00%, 1/15/23		2,965	3,053,950
6.63%, 3/01/25		1,424	1,374,160
First Quantum Minerals Ltd. (c):
7.00%, 2/15/21		947	991,793
7.25%, 5/15/22		235	242,050
7.50%, 4/01/25		790	795,431
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (c)		553	633,531
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		3,710	3,706,290

10	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc. (continued):
3.10%, 3/15/20	USD	1,135	$1,116,942
4.00%, 11/14/21		804	784,865
3.55%, 3/01/22		1,064	994,840
3.88%, 3/15/23		3,888	3,613,507
5.40%, 11/14/34		1,271	1,124,835
5.45%, 3/15/43		1,728	1,461,231
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (c)		491	529,666
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (c)		482	547,070
Kinross Gold Corp.:
5.95%, 3/15/24		110	120,175
6.88%, 9/01/41		180	189,000
Novelis Corp. (c):
6.25%, 8/15/24		1,758	1,852,229
5.88%, 9/30/26		1,904	1,970,640
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	100	115,975
Peabody Securities Finance Corp., 6.38%, 3/31/25 (c)	USD	252	252,000
Steel Dynamics, Inc.:
5.13%, 10/01/21		790	814,688
6.38%, 8/15/22		595	616,718
5.25%, 4/15/23		1,015	1,049,256
5.50%, 10/01/24		138	146,108
5.00%, 12/15/26		35	35,613
Teck Resources Ltd.:
3.75%, 2/01/23		1,403	1,380,201
8.50%, 6/01/24 (c)		722	833,910
6.13%, 10/01/35		181	188,240
6.00%, 8/15/40		811	823,165
5.20%, 3/01/42		1,118	1,039,740
5.40%, 2/01/43		977	913,495
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	75	83,887
United States Steel Corp., 8.38%, 7/01/21 (c)	USD	624	684,840

			39,920,711
Multi-Utilities — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		390	394,875
7.50%, 11/01/23 (c)		780	789,750

			1,184,625
Multiline Retail — 0.1%
Neiman Marcus Group Ltd. (c):
8.00%, 10/15/21		1,035	535,612

Corporate Bonds		Par (000)	Value
Multiline Retail (continued)
Neiman Marcus Group Ltd. (c) (continued):
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (f)	USD	150	$72,750

			608,362
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (c)		220	236,775
Oil, Gas & Consumable Fuels — 7.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (c)		763	782,075
California Resources Corp., 8.00%, 12/15/22 (c)		391	292,761
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		235	228,538
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		642	719,040
5.88%, 3/31/25		1,631	1,751,286
5.13%, 6/30/27 (c)		674	683,267
Chesapeake Energy Corp.:
6.88%, 11/15/20		100	103,500
8.00%, 12/15/22 (c)		205	221,656
8.00%, 1/15/25 (c)		1,239	1,232,805
CONSOL Energy, Inc.:
5.88%, 4/15/22		6,328	6,240,990
8.00%, 4/01/23		40	42,150
Continental Resources, Inc., 3.80%, 6/01/24		808	754,995
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		90	93,318
CrownRock LP/CrownRock Finance, Inc. (c):
7.13%, 4/15/21		635	654,050
7.75%, 2/15/23		105	111,300
DCP Midstream LLC (c):
4.75%, 9/30/21		745	756,175
6.45%, 11/03/36		250	266,250
6.75%, 9/15/37		426	461,145
Denbury Resources, Inc.:
9.00%, 5/15/21 (c)		1,288	1,320,200
5.50%, 5/01/22		690	500,250
4.63%, 7/15/23		251	167,543
Eclipse Resources Corp., 8.88%, 7/15/23		140	141,050
Energy Transfer Equity LP:
7.50%, 10/15/20		200	223,500
5.88%, 1/15/24		1,078	1,150,765
5.50%, 6/01/27		494	519,935

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20	USD	493	$451,095
8.00%, 11/29/24(c)		625	645,312
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		798	833,910
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		149	153,098
Gulfport Energy Corp.:
6.63%, 5/01/23		163	164,223
6.00%, 10/15/24 (c)		342	335,160
Halcon Resources Corp., 6.75%, 2/15/25 (c)		2,092	1,950,790
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)		132	125,895
MEG Energy Corp. (c):
6.38%, 1/30/23		54	46,305
7.00%, 3/31/24		610	527,650
6.50%, 1/15/25		1,914	1,870,935
Murphy Oil Corp.:
6.88%, 8/15/24		673	704,967
6.13%, 12/01/42		83	79,058
NGPL PipeCo LLC (c):
7.12%, 12/15/17		1,400	1,431,500
7.77%, 12/15/37		1,393	1,654,187
Noble Holding International Ltd., 7.75%, 1/15/24		378	333,468
Oasis Petroleum, Inc., 6.50%, 11/01/21		849	861,735
ONEOK, Inc.:
7.50%, 9/01/23		190	226,456
6.00%, 6/15/35		165	174,900
Paramount Resources Ltd., 6.88%, 6/30/23 (c)		2,515	2,659,612
Parker Drilling Co.:
7.50%, 8/01/20		387	358,459
6.75%, 7/15/22		362	311,320
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25 (c)		315	318,938
Petroleos Mexicanos, 5.38%, 3/13/22 (c)		102	108,649
Precision Drilling Corp., 7.75%, 12/15/23 (c)		150	154,875
QEP Resources, Inc., 5.25%, 5/01/23		95	92,150
Range Resources Corp. (c):
5.88%, 7/01/22		1,343	1,373,217
5.00%, 8/15/22		10	9,825
5.00%, 3/15/23		555	541,125
Resolute Energy Corp., 8.50%, 5/01/20		639	650,182

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC (c):
6.85%, 7/15/18	USD	99	$103,703
6.00%, 1/15/19		26	27,284
5.63%, 4/15/20		660	702,900
6.88%, 4/15/40		564	611,940
Rowan Cos., Inc.:
4.88%, 6/01/22		95	90,131
7.38%, 6/15/25		1,024	1,003,520
RSP Permian, Inc.:
6.63%, 10/01/22		356	375,135
5.25%, 1/15/25 (c)		408	413,100
Sanchez Energy Corp.:
7.75%, 6/15/21		672	633,360
6.13%, 1/15/23		3,156	2,777,280
Seven Generations Energy Ltd., 8.25%, 5/15/20 (c)		381	398,145
SM Energy Co.:
6.50%, 11/15/21		300	303,000
6.13%, 11/15/22		187	185,013
5.00%, 1/15/24		931	861,175
5.63%, 6/01/25		227	213,310
Southwestern Energy Co., 5.80%, 1/23/20		2,322	2,356,830
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c):
5.13%, 2/01/25		248	256,680
5.38%, 2/01/27		2	2,085
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		120	123,900
Tesoro Corp. (c):
4.75%, 12/15/23		1,202	1,265,105
5.13%, 12/15/26		1,588	1,699,160
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		81	84,493
6.25%, 10/15/22		833	891,310
Tutor Perini Corp., 6.88%, 5/01/25 (c)		182	190,418
Ultra Resources, Inc., 6.88%, 4/15/22 (c)		162	163,418
Weatherford International LLC, 6.80%, 6/15/37		157	146,010
Weatherford International Ltd.:
6.50%, 8/01/36		625	577,888
7.00%, 3/15/38		350	327,250
5.95%, 4/15/42		282	241,815
Whiting Petroleum Corp., 5.00%, 3/15/19		1,484	1,480,290
Williams Cos., Inc.:
4.55%, 6/24/24		744	764,460
5.75%, 6/24/44		1,453	1,515,653

12	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.:
7.50%, 8/01/20	USD	115	$121,325
6.00%, 1/15/22		943	952,430
8.25%, 8/01/23		400	438,000

			60,865,056
Oil: Crude Producers — 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		2,115	2,281,556
4.50%, 9/01/26		1,279	1,279,000

			3,560,556
Pharmaceuticals — 1.8%
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 5/15/22 (c)(f)		342	352,783
Endo Finance LLC/Endo Finco, Inc. (c):
5.88%, 10/15/24		200	206,750
6.00%, 2/01/25		200	179,200
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	122,024
Ephios Holdco II PLC, 8.25%, 7/01/23		100	125,780
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (c)	USD	1,161	1,264,039
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)		2,123	2,245,072
NBTY, Inc., 7.63%, 5/15/21 (c)		981	1,025,145
NewCo SAB MidCo SASU, 5.38%, 4/15/25	EUR	100	115,431
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (c)	USD	1,876	1,822,065
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		280	282,275
7.00%, 10/01/20		1,441	1,376,155
7.50%, 7/15/21		616	570,958
6.75%, 8/15/21		379	339,205
5.63%, 12/01/21		631	541,082
6.50%, 3/15/22		742	778,952
7.25%, 7/15/22		1,010	896,375
7.00%, 3/15/24		1,166	1,233,057
6.13%, 4/15/25		387	311,535

			13,787,883

Corporate Bonds		Par (000)	Value
Producer Durables: Miscellaneous — 0.1%
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23 (c)	USD	369	$394,830
Real Estate Investment Trusts (REITs) — 0.2%
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		423	427,230
iStar, Inc., 4.00%, 11/01/17		535	536,605
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25	EUR	100	115,482
NH Hotel Group SA, 3.75%, 10/01/23		129	152,158
Starwood Property Trust, Inc., 5.00%, 12/15/21 (c)	USD	638	665,115

			1,896,590
Real Estate Management & Development — 0.5%
ADLER Real Estate AG, 4.75%, 4/08/20	EUR	100	119,165
The Howard Hughes Corp., 5.38%, 3/15/25 (c)	USD	283	291,844
Realogy Group LLC/Realogy Co-Issuer Corp. (c):
4.50%, 4/15/19		391	405,662
5.25%, 12/01/21		487	511,350
4.88%, 6/01/23		1,861	1,874,957
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		245	249,288

			3,452,266
Road & Rail — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
3.80%, 12/01/17 (d)		190	190,000
5.13%, 6/01/22 (c)		1,880	1,825,950
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		1,338	1,378,140
Herc Rentals, Inc. (c):
7.50%, 6/01/22		200	212,500
7.75%, 6/01/24		312	333,060
Hertz Corp.:
7.38%, 1/15/21		404	381,022
7.63%, 6/01/22 (c)		432	432,000
5.50%, 10/15/24 (c)		259	207,848
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	100	106,128
Loxam SAS, 3.50%, 5/03/23		100	117,353
United Rentals North America, Inc.:
6.13%, 6/15/23	USD	564	595,308
5.50%, 7/15/25		2	2,108
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		350	363,125

			6,144,542

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	USD	200	$220,750
Micron Technology, Inc.:
5.25%, 8/01/23 (c)		433	444,908
5.50%, 2/01/25		24	25,035
Microsemi Corp., 9.13%, 4/15/23 (c)		35	40,338
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20		861	906,202
4.13%, 6/01/21		347	366,085
4.63%, 6/15/22		1,050	1,134,000
4.63%, 6/01/23		202	218,160
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (c)		200	218,000

			3,573,478
Software — 3.0%
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		2,838	2,898,449
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		2,275	2,457,000
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (c)		1,590	1,694,845
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (c)(f)		1,666	1,720,145
Infor US, Inc., 6.50%, 5/15/22		3,047	3,172,689
Informatica LLC, 7.13%, 7/15/23 (c)		840	846,300
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (c)		145	150,438
Nuance Communications, Inc. (c):
5.38%, 8/15/20		437	445,194
6.00%, 7/01/24		835	887,187
PTC, Inc., 6.00%, 5/15/24		197	209,927
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		2,716	3,109,820
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		1,485	1,586,908
TIBCO Software, Inc., 11.38%, 12/01/21 (c)		2,212	2,444,260
Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 2/01/24 (c)		1,279	1,384,517

			23,007,679
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		1,163	1,189,894
JC Penney Corp., Inc.:
8.13%, 10/01/19		111	123,071
7.40%, 4/01/37		151	116,270

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
L Brands, Inc., 6.88%, 11/01/35	USD	208	$202,280
Penske Automotive Group, Inc., 5.75%, 10/01/22		288	298,080
PetSmart, Inc., 5.88%, 6/01/25 (c)		401	402,504
PVH Corp., 4.50%, 12/15/22		122	125,660

			2,457,759
Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c):
7.13%, 6/15/24		1,277	1,423,158
6.02%, 6/15/26		245	270,439
8.35%, 7/15/46		385	494,472
Western Digital Corp.:
7.38%, 4/01/23 (c)		521	570,235
10.50%, 4/01/24		1,315	1,541,180

			4,299,484
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	90	110,207
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	135,958
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (c)	USD	681	698,876

			834,834
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (c)		320	342,400
Transportation Infrastructure — 0.0%
CMA CGM SA, 7.75%, 1/15/21	EUR	100	117,334
WFS Global Holding SAS, 9.50%, 7/15/22		100	123,200

			240,534
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		100	118,620
Wireless Telecommunication Services — 2.9%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)	USD	255	267,113
8.25%, 10/15/23		1,561	1,642,952
7.13%, 12/15/24 (c)		83	83,208
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		375	405,997
CyrusOne LP / CyrusOne Finance Corp. (c):
5.00%, 3/15/24		610	623,725
5.38%, 3/15/27		40	41,200

14	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Digicel Group Ltd., 7.13%, 4/01/22 (c)	USD	485	$424,981
Digicel Ltd., 6.00%, 4/15/21 (c)		2,228	2,154,988
GEO Group, Inc.:
5.88%, 1/15/22		90	93,600
5.13%, 4/01/23		373	374,865
5.88%, 10/15/24		608	626,240
6.00%, 4/15/26		295	305,325
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	115,845
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (c)	USD	634	648,265
Sprint Capital Corp.:
6.90%, 5/01/19		270	291,263
6.88%, 11/15/28		1,748	1,938,095
Sprint Communications, Inc. (c):
9.00%, 11/15/18		2,380	2,612,050
7.00%, 3/01/20		540	599,400
Sprint Corp.:
7.88%, 9/15/23		1,079	1,246,245
7.13%, 6/15/24		5,183	5,830,227
7.63%, 2/15/25		430	494,500
T-Mobile USA, Inc.:
6.13%, 1/15/22		81	85,354
6.00%, 3/01/23		653	694,596
6.84%, 4/28/23		85	90,950
6.50%, 1/15/24		584	632,326
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	168	191,412

			22,514,722
Total Corporate Bonds - 66.2%			511,026,734

Floating Rate Loan Interests
Aerospace & Defense — 0.8%
Engility Corp. (d):
Term Loan B1, 4.29%, 8/12/20	USD	233	234,438
Term Loan B2, 4.79%, 8/12/23		433	437,404
TransDigm, Inc. (d):
2015 Term Loan E, 4.04%, 5/14/22		1,690	1,693,460
2016 Extended Term Loan F, 4.04%, 6/09/23		2,755	2,758,733
Term Loan D, 4.15%, 6/04/21		827	829,626

			5,953,661

Floating Rate Loan Interests		Par (000)	Value
Air Freight & Logistics — 0.9%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 3.76%, 3/20/22 (d)	USD	5,050	$5,112,772
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21 (d)		701	617,312
CEVA Intercompany BV, Dutch Term Loan, 6.67%, 3/19/21 (d)		718	647,412
CEVA Logistics Canada ULC, Canadian Term Loan, 6.67%, 3/19/21 (d)		124	111,478
CEVA Logistics US Holdings, Inc., Term Loan, 6.67%, 3/19/21 (d)		947	853,375

			7,342,349
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, 2.65%, 9/10/18 (a)(d)		226	222,607
Auto Components — 0.7%
Anchor Glass Container Corp., 2016 1st Lien Term Loan, 4.25%, 12/07/23 (d)		364	366,494
Dayco Products LLC, 2017 Term Loan B, 4.29%, 5/08/23 (a)(d)		955	955,000
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19 (d)		1,120	1,103,559
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.00%, 4/30/19 (d)		401	403,841
TKC Holdings, Inc., 2017 2nd Lien Term Loan, 8.50%, 2/01/24 (a)(d)		1,000	1,005,000
USI, Inc., 2017 Term Loan B, 4.18%, 5/16/24 (d)		1,680	1,677,060

			5,510,954
Automobiles — 0.1%
CH Hold Corp., 1st Lien Term Loan, 4.00%, 2/01/24 (d)		820	825,370
Building Materials — 0.5%
Allied Universal HoldCo LLC, 2015 Term Loan, 4.79%, 7/28/22 (d)		2,948	2,962,164
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, 9.67%, 7/28/23 (d)		895	905,633

			3,867,797
Building Products — 1.4%
Continental Building Products LLC, 2017 Term Loan B, 3.65%, 8/18/23 (a)(d)		1,424	1,430,747
CPG International Inc., 2017 Term Loan, 4.90%, 5/03/24 (d)		1,966	1,969,778

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Building Products (continued)
GYP Holdings III Corp., 1st Lien Term Loan, 4.67%, 4/01/21 (d)	USD	1,376	$1,377,117
Jeld-Wen, Inc., 2017 Term Loan B, 4.15%, 7/01/22 (d)		1,654	1,672,195
Ply Gem Industries, Inc., Term Loan, 4.15%, 2/01/21 (d)		1,217	1,223,202
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 3.79%, 11/15/23 (d)		315	313,691
Wilsonart LLC, 2016 Term Loan, 4.65%, 12/19/23 (d)		2,640	2,658,078

			10,644,808
Capital Markets — 0.3%
RPI Finance Trust, Term Loan B6, 3.15%, 3/27/23 (d)		2,084	2,091,858
Chemicals — 2.0%
Alpha 3 BV, 2017 Term Loan B1, 4.15%, 1/31/24 (d)		715	718,353
Axalta Coating Systems Dutch Holding BV, Term Loan, 3.65%, 5/16/24 (d)		2,185	2,195,248
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.65%, 2/01/23 (d)		2,097	2,108,528
CeramTec Acquisition Corp., Term Loan B2, 3.95%, 8/30/20 (d)		71	72,065
Charter NEX US Holdings, Inc., 2017 Term Loan B, 4.29%, 5/10/24 (d)		1,355	1,357,114
Chemours Co., 2017 Term Loan B, 3.50%, 5/12/22 (d)		114	114,274
MacDermid, Inc. (d):
Term Loan B5, 4.54%, 6/07/20		337	339,890
Term Loan B6, 4.04%, 6/07/23		1,829	1,839,648
OXEA Finance LLC, Term Loan B2, 4.40%, 1/15/20 (d)		2,368	2,326,155
PQ Corp., 2016 Term Loan, 5.29%, 11/04/22 (d)		695	702,464
Royal Holdings, Inc. (d):
2015 2nd Lien Term Loan, 8.65%, 6/19/23 (a)		361	360,476
2017 Term Loan B, 4.40%, 6/19/22		512	517,645
Solenis International LP, 2nd Lien Term Loan, 7.95%, 7/31/22 (d)		1,915	1,913,813
Tata Chemicals North America, Inc., Term Loan B, 3.94%, 8/07/20 (d)		573	573,460

			15,139,133

Floating Rate Loan Interests		Par (000)	Value
Commercial Services & Supplies — 3.5%
Advanced Disposal Services, Inc., Term Loan B3, 3.70%, 11/10/23 (d)	USD	1,987	$2,000,305
Asurion LLC (d):
2016 Term Loan B2, 4.29%, 7/08/20		462	463,262
2017 Term Loan B5, 4.04%, 11/03/23		1,392	1,401,506
Term Loan B4, 4.29%, 8/04/22		2,396	2,407,610
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.93%, 11/26/20 (d)		1,951	1,953,984
Camelot UK Holdco Ltd., 2017 Term Loan B, 4.54%, 10/03/23 (d)		4,960	4,994,200
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, 4.50%, 2/15/24 (d)		1,297	1,312,959
Employbridge LLC, Exit Term Loan, 7.65%, 5/16/20 (d)		516	477,578
Garda World Security Corp., 2017 Term Loan, 4.50%, 4/05/24 (d)		865	866,827
GCA Services Group, Inc., 2016 Term Loan, 5.87%, 3/01/23 (d)		1,247	1,251,387
Harland Clarke Holdings Corp., Term Loan B6, 6.65%, 2/09/22 (d)		940	939,060
KAR Auction Services, Inc. (d):
Term Loan B3, 5.13%, 6/01/25		628	640,560
Term Loan B5, 3.56%, 3/09/23		708	713,086
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.29%, 5/02/22 (d)		2,183	2,200,078
Spin Holdco, Inc., Term Loan B, 4.43%, 11/14/19 (d)		3,069	3,064,684
US Security Associates Holdings, Inc., 2016 Term Loan, 6.15%, 7/14/23 (d)		1,667	1,685,375
Waste Industries USA, Inc., 2016 Term Loan, 3.79%, 2/27/20 (d)		644	648,915

			27,021,376
Commercial Services & Supplies — 0.4%
Catalent Pharma Solutions, Inc., Term Loan B, 3.79%, 5/20/21 (d)		2,429	2,453,680
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19 (d)		828	811,195

			3,264,875

16	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Communications Equipment — 0.6%
Applied Systems, Inc. (d):
1st Lien Term Loan, 4.40%, 1/25/21	USD	567	$570,797
2nd Lien Term Loan, 7.65%, 1/24/22		534	538,107
Avaya, Inc. (d):
DIP Term Loan, 8.50%, 1/24/18		215	221,370
Term Loan B7, 7.65%, 5/29/20 (b)(g)		935	764,537
Colorado Buyer, Inc., Term Loan B, 4.17%, 5/01/24 (d)		1,195	1,200,975
CommScope, Inc., Term Loan B5, 3.70%, 12/29/22 (d)		487	488,439
Riverbed Technology, Inc., 2016 Term Loan, 4.30%, 4/24/22 (d)		1,188	1,172,430

			4,956,655
Construction & Engineering — 0.5%
CNT Holdings III Corp., 2017 Term Loan, 4.30%, 1/22/23 (d)		644	646,460
Safway Group Holding LLC, Term Loan B, 5.76%, 8/19/23 (a)(d)		2,274	2,279,259
USIC Holdings, Inc., 2016 1st Lien Term Loan, 5.17%, 12/08/23 (d)		833	838,118

			3,763,837
Construction Materials — 0.5%
Filtration Group Corp., 1st Lien Term Loan, 4.29%, 11/21/20 (d)		3,649	3,666,692
Containers & Packaging — 1.0%
Berlin Packaging LLC, 2014 1st Lien Term Loan, 8.50%, 10/01/21 (d)		99	99,479
Berry Plastics Group, Inc., Term Loan I, 3.54%, 10/01/22 (d)		3,674	3,701,679
BWAY Holding Co., 2017 Term Loan B, 4.25%, 4/03/24 (d)		2,970	2,965,664
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.40%, 12/29/23 (d)		1,150	1,155,750

			7,922,572
Distributors — 0.3%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, 3.54%, 10/31/23 (d)		2,322	2,332,850
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.29%, 9/01/21 (d)		294	294,735

			2,627,585

Floating Rate Loan Interests		Par (000)	Value
Diversified Consumer Services — 2.6%
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, 3.00%, 11/07/23 (d)	USD	2,986	$3,008,967
Equian LLC (d):
Delayed Draw Term Loan, 4.05%, 5/20/24		553	554,686
Term Loan B, 4.00%, 5/20/24		1,798	1,802,731
Nomad Foods Europe Midco Ltd., Term Loan B, 4.17%, 4/18/24 (d)		1,215	1,221,075
Serta Simmons Bedding LLC (d):
1st Lien Term Loan, 4.56%, 11/08/23		4,351	4,364,504
2nd Lien Term Loan, 9.18%, 11/08/24		885	892,744
ServiceMaster Co., 2016 Term Loan B, 3.54%, 11/08/23 (d)		4,868	4,909,176
Weight Watchers International, Inc., Term Loan B2, 4.40%, 4/02/20 (d)		3,550	3,427,364

			20,181,247
Diversified Financial Services — 0.2%
AlixPartners LLP, 2017 Term Loan B, 4.15%, 4/04/24 (d)		1,460	1,468,891
SAM Finance Luxembourg Sarl, Term Loan, 4.39%, 12/17/20 (d)		245	246,156

			1,715,047
Diversified Telecommunication Services — 5.6%
CenturyLink, Inc., 2017 Term Loan B, 6.75%, 1/31/25 (d)		18,215	18,179,299
Consolidated Communications, Inc., Term Loan B2, 6.67%, 10/05/23 (d)		680	683,400
Digicel International Finance Ltd., 2017 Term Loan B, 6.00%, 5/08/24 (d)		2,050	2,066,666
Level 3 Financing, Inc., 2017 Term Loan B, 3.26%, 2/22/24 (d)		8,075	8,085,094
Sprint Communications, Inc., 1st Lien Term Loan B, 3.56%, 2/02/24 (d)		3,035	3,043,225
Telenet International Finance Sarl, Term Loan AI, 3.74%, 6/30/25 (d)		5,485	5,506,446
Telesat Canada, 2017 Term Loan B, 4.15%, 11/17/23 (d)		1,343	1,355,348
Zayo Group LLC, 2017 Term Loan B2, 3.51%, 1/19/24 (d)		4,122	4,147,272

			43,066,750

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Electric Utilities — 0.8%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.29%, 6/30/17 (d)	USD	6,104	$6,129,915
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 11/10/17 (a)		2,375	—

			6,129,915
Electrical Equipment — 0.5%
Gates Global LLC, 2017 Term Loan B, 4.41%, 4/01/24 (d)		3,746	3,760,340
Energy Equipment & Services — 0.4%
Gavilan Resources LLC, 2nd Lien Term Loan, 7.00%, 3/01/24 (d)		1,500	1,483,125
Seadrill Partners Finco LLC, Term Loan B, 3.65%, 2/21/21 (d)		905	619,886
Weatherford International Ltd., Term Loan, 3.35%, 7/13/20 (a)(d)		783	771,516

			2,874,527
Food & Staples Retailing — 2.3%
Albertsons LLC (d):
2016 Term Loan B4, 4.04%, 8/22/21		3,801	3,821,934
2016 Term Loan B5, 4.40%, 12/22/22		542	545,471
BJ’s Wholesale Club, Inc. (d):
2017 1st Lien Term Loan, 4.75%, 2/03/24		2,635	2,629,519
2017 2nd Lien Term Loan, 8.50%, 2/03/25		1,115	1,128,246
Hostess Brands LLC, 2017 Term Loan, 3.54%, 8/03/22 (d)		2,811	2,830,118
Rite Aid Corp. (d):
5.75%, 8/21/20		695	697,314
4.88%, 6/21/21		1,475	1,478,230
US Foods, Inc., 2016 Term Loan B, 3.79%, 6/27/23 (d)		4,789	4,825,974

			17,956,806
Food Products — 1.5%
Chobani LLC, 1st Lien Term Loan, 5.29%, 10/07/23 (d)		1,437	1,456,159
Dole Food Company, Inc., 2017 Term Loan B, 4.03%, 4/06/24 (d)		780	783,065
JBS USA LLC, 2017 Term Loan B, 3.50%, 10/30/22 (d)		1,970	1,939,465
Pinnacle Foods Finance LLC, 2017 Term Loan B, 3.00%, 2/02/24 (d)		2,564	2,575,265

Floating Rate Loan Interests		Par (000)	Value
Food Products (continued)
Reddy Ice Corp. (d):
1st Lien Term Loan, 6.75%, 5/01/19	USD	1,791	$1,765,734
2nd Lien Term Loan, 10.75%, 11/01/19		724	680,560
Reynolds Group Holdings, Inc., 2017 Term Loan, 4.04%, 2/05/23 (d)		2,200	2,210,397

			11,410,645
Health Care Equipment & Supplies — 2.4%
Alere, Inc., 2015 Term Loan B, 4.30%, 6/18/22 (d)		1,558	1,563,571
Capsugel Holdings US, Inc., Term Loan B, 4.04%, 7/31/21 (d)		2,161	2,162,519
Cotiviti Corp., Term Loan B, 3.90%, 9/28/23 (d)		2,294	2,297,239
DJO Finance LLC, 2015 Term Loan, 4.29%, 6/08/20 (d)		4,107	4,059,609
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18 (d)		2,416	2,405,314
National Vision, Inc., 1st Lien Term Loan, 4.04%, 3/12/21 (d)		2,673	2,683,318
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.78%, 6/30/21 (d)		3,058	3,067,628

			18,239,198
Health Care Providers & Services — 4.1%
Air Medical Group Holdings, Inc., Term Loan B, 4.29%, 4/28/22 (d)		622	613,816
CHG Healthcare Services, Inc., Term Loan B, 4.92%, 6/07/23 (d)		2,153	2,172,091
Community Health Systems, Inc. (d):
Term Loan G, 3.80%, 12/31/19		1,398	1,398,240
Term Loan H, 4.05%, 1/27/21		1,163	1,163,388
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 5.93%, 2/07/22 (d)		583	588,972
DaVita HealthCare Partners, Inc., Term Loan B, 3.79%, 6/24/21 (d)		6,817	6,866,923
Envision Healthcare Corp., 2016 Term Loan B, 4.15%, 12/01/23 (d)		5,182	5,235,128
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23 (d)		3,547	3,566,701
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.90%, 6/07/23 (d)		2,166	2,170,492

18	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc., Term Loan B, 4.15%, 1/31/21 (d)	USD	669	$669,978
nThrive, Inc., 2016 1st Lien Term Loan, 5.54%, 10/20/22 (d)		1,323	1,325,543
NVA Holdings, Inc. (d):
1st Lien Term Loan B2, 3.90%, 8/14/21		380	383,800
Delayed Draw Term Loan B2, 5.00%, 8/14/21		380	383,800
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20 (d)		1,342	1,345,010
Team Health Holdings, Inc., 1st Lien Term Loan, 3.79%, 2/06/24 (d)		2,095	2,082,556
U.S. Renal Care, Inc., 2015 Term Loan B, 5.40%, 12/31/22 (d)		1	579
Vizient, Inc., 2017 Term Loan B, 4.50%, 2/13/23 (d)		1,333	1,348,533

			31,315,550
Health Care Services — 0.1%
WP CityMD Bidco LLC, 1st Lien Term Loan, 5.75%, 5/25/24 (d)		870	871,087
Health Care Technology — 1.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.79%, 3/01/24 (d)		6,345	6,364,035
Press Ganey Holdings, Inc., 1st Lien Term Loan, 4.29%, 10/21/23 (d)		943	943,816
Quintiles IMS, Inc., 2017 Term Loan B, 3.15%, 3/07/24 (d)		1,834	1,850,804

			9,158,655
Hotels, Restaurants & Leisure — 4.6%
Amaya Holdings BV (d):
2nd Lien Term Loan, 8.15%, 8/01/22		2,200	2,201,818
Repriced Term Loan B, 4.65%, 8/01/21		3,311	3,317,133
Boyd Gaming Corp., 2017 Term Loan B2, 3.45%, 9/15/23 (d)		1,143	1,147,514
Bronco Midstream Funding LLC, Term Loan B, 5.17%, 8/15/20 (d)		1,556	1,572,031
Burger King Newco Unlimited Liability Co., Term Loan B3, 3.40%, 2/16/24 (d)		4,157	4,163,121
Caesars Entertainment Operating Co., Term Loan B7, 3.75%, 3/01/22 (d)		1,685	2,093,191

Floating Rate Loan Interests		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.54%, 10/11/20 (d)	USD	10,101	$10,154,184
Caesars Growth Properties Holdings LLC, 2017 Term Loan, 3.75%, 5/08/21 (d)		1,811	1,821,649
CCM Merger, Inc., Term Loan B, 5.75%, 8/08/21 (d)		936	941,303
ESH Hospitality, Inc., 2017 Term Loan B, 3.54%, 8/30/23 (d)		1,861	1,870,598
Four Seasons Hotels Ltd., 1st Lien Term Loan, 4.15%, 11/30/23 (d)		214	216,742
Hilton Worldwide Finance LLC, Term Loan B2, 3.02%, 10/25/23 (d)		857	861,820
La Quinta Intermediate Holdings LLC, Term Loan B, 3.91%, 4/14/21 (d)		453	455,037
Sabre GLBL, Inc., Term Loan B, 3.79%, 2/22/24 (d)		1,230	1,242,003
Scientific Games International, Inc., 2017 Term Loan B3, 5.08%, 10/01/21 (d)		1,527	1,549,409
Station Casinos LLC, 2016 Term Loan B, 3.50%, 6/08/23 (d)		1,136	1,135,378
Yum! Brands, Inc., 1st Lien Term Loan B, 3.00%, 6/16/23 (d)		905	910,548

			35,653,479
Household Products — 0.2%
Spectrum Brands, Inc., 2017 Term Loan B, 3.18%, 6/23/22 (d)		1,763	1,773,188
Independent Power and Renewable Electricity Producers — 1.4%
AES Corporation, 2017 Term Loan B, 5.17%, 5/15/22 (d)		1,475	1,471,770
Calpine Construction Finance Co., LP, Term Loan B1, 3.30%, 5/03/20 (d)		791	787,962
Calpine Corp. (d):
Term Loan B5, 3.90%, 1/15/24		464	462,532
Term Loan B6, 3.90%, 1/15/23		1,165	1,162,197
Dynegy, Inc., 2017 Term Loan C, 4.25%, 2/07/24 (d)		2,539	2,535,022
Granite Acquisition, Inc. (d):
Term Loan B, 5.15%, 12/19/21		1,669	1,669,313
Term Loan C, 5.15%, 12/19/21		75	75,140

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Nautilus Power LLC, Term Loan B, 6.60%, 4/28/24 (d)	USD	2,540	$2,517,775

			10,681,711
Industrial Conglomerates — 0.5%
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.00%, 11/30/23 (d)		2,840	2,864,970
Sequa Corp., 1st Lien Term Loan, 6.67%, 11/26/21 (d)		1,150	1,156,474

			4,021,444
Insurance — 1.3%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.42%, 8/12/22 (d)		2,311	2,313,447
AmWINS Group, Inc., 2017 Term Loan B, 3.79%, 1/25/24 (d)		918	918,563
AssuredPartners, Inc., 2017 Term Loan, 4.49%, 10/21/22 (d)		1,536	1,537,063
Edgewood Partners Insurance Center, 2017 1st Lien Term Loan B, 6.02%, 3/16/23 (a)(d)		1,175	1,180,875
Hub International Ltd., Term Loan B, 4.17%, 10/02/20 (d)		1,069	1,074,294
Sedgwick Claims Management Services, Inc. (d):
1st Lien Term Loan, 3.79%, 3/01/21		1,620	1,623,269
2nd Lien Term Loan, 6.79%, 2/28/22		1,650	1,654,125

			10,301,636
Internet & Direct Marketing Retail — 0.2%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.29%, 8/19/23 (d)		1,388	1,386,610
Internet Software & Services — 0.8%
Go Daddy Operating Company LLC, 2017 Term Loan B, 3.54%, 2/15/24 (d)		2,633	2,640,917
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.54%, 11/03/23 (d)		2,299	2,311,699
TierPoint LLC, 2017 1st Lien Term Loan, 4.79%, 5/06/24 (d)		1,468	1,468,880

			6,421,496
IT Services — 3.3%
Cision US, Inc., Term Loan B, 7.15%, 6/16/23 (d)		1,136	1,144,084
First Data Corp., 2017 Term Loan, 3.53%, 4/26/24 (d)		12,109	12,171,541

Floating Rate Loan Interests		Par (000)	Value
IT Services (continued)
NeuStar, Inc. (d):
Term Loan B1, 3.90%, 8/28/19	USD	201	$203,107
Term Loan B2, 3.02%, 2/28/24		549	554,098
Optiv Security, Inc. (d):
1st Lien Term Loan, 4.44%, 2/01/24		3,349	3,314,235
2nd Lien Term Loan, 8.44%, 2/01/25		1,000	985,000
TKC Holdings, Inc., 2017 Term Loan, 4.75%, 2/01/23 (d)		1,400	1,405,838
Vantiv LLC, 2014 Term Loan B, 3.49%, 10/14/23 (d)		796	800,431
VF Holding Corp., Reprice Term Loan, 4.29%, 6/30/23 (d)		2,199	2,201,949
WEX, Inc., Term Loan B, 4.54%, 7/01/23 (d)		2,456	2,475,254

			25,255,537
Life Sciences Tools & Services — 0.6%
Patheon Holdings I BV, 2017 Term Loan, 4.41%, 4/20/24 (d)		4,613	4,631,508
Machinery — 1.7%
Clark Equipment Co., 2017 Term Loan B, 4.04%, 5/18/24 (d)		1,120	1,127,000
Faenza Acquisition GmbH (d):
Term Loan B1, 3.95%, 8/30/20		594	598,929
Term Loan B3, 3.95%, 8/30/20		181	182,253
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20 (d)		1,616	1,619,112
Mueller Water Products, Inc., 2017 Term Loan B, 3.54%, 11/25/21 (d)		557	561,616
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20 (d)		759	771,238
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23 (d)		1,320	1,324,926
Signode Industrial Group US, Inc., Term Loan B, 3.79%, 5/04/21 (d)		874	877,202
Silver II US Holdings LLC, Term Loan, 4.15%, 12/13/19 (d)		5,201	5,175,558
Tecomet, Inc., 2017 Term Loan B, 4.92%, 4/13/24 (d)		890	894,450

			13,132,284
Media — 6.4%
Acosta Holdco, Inc., 2015 Term Loan, 4.29%, 9/26/21 (d)		644	600,131

20	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Media (continued)
Altice Financing SA, 2017 Term Loan B, 3.91%, 7/15/25 (d)	USD	675	$675,284
Altice US Finance I Corp., 2017 Term Loan, 3.28%, 7/15/25 (d)		4,786	4,775,972
CBS Radio, Inc., Term Loan B, 4.51%, 10/17/23 (d)		1,314	1,325,597
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.29%, 1/15/24 (d)		4,564	4,592,424
CSC Holdings LLC, 2017 1st Lien Term Loan, 3.25%, 7/15/25 (d)		3,785	3,776,225
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.04%, 5/31/21 (d)		1,714	1,617,874
iHeartCommunications, Inc., Term Loan D, 7.79%, 1/30/19 (d)		3,967	3,259,693
Intelsat Jackson Holdings SA, Term Loan B2, 3.89%, 6/30/19 (d)		8,375	8,265,992
Live Nation Entertainment, Inc., Term Loan B2, 3.56%, 10/31/23 (d)		603	607,743
Mission Broadcasting, Inc., 2016 Term Loan B2, 4.00%, 1/17/24 (d)		304	306,312
Nexstar Broadcasting, Inc., 2017 Term Loan B, 4.00%, 1/17/24 (d)		3,100	3,126,494
Numericable U.S. LLC, Term Loan B10, 4.42%, 1/14/25 (d)		2,164	2,164,666
SBA Senior Finance II LLC, Term Loan B1, 3.30%, 3/24/21 (d)		1,921	1,927,179
Trader Corp., 2017 Term Loan B, 4.29%, 9/28/23 (d)		1,075	1,075,892
Tribune Media Co., Term Loan C, 4.04%, 1/27/24 (d)		2,554	2,562,156
Univision Communications, Inc., Term Loan C5, 3.79%, 3/15/24 (d)		2,693	2,669,629
Virgin Media Bristol LLC, Term Loan I, 3.74%, 1/31/25 (d)		3,470	3,484,088
Ziggo Secured Finance Partnership, Term Loan E, 3.49%, 4/15/25 (d)		2,925	2,923,772

			49,737,123
Metals & Mining — 0.1%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20 (d)		530	52,115
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.70%, 9/30/23 (d)		512	516,053

			568,168

Floating Rate Loan Interests		Par (000)	Value
Multiline Retail — 0.2%
Hudson’s Bay Co., 2015 Term Loan B, 4.29%, 9/30/22 (d)	USD	882	$848,071
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20 (d)		510	395,749
			1,243,820
Oil, Gas & Consumable Fuels — 2.8%
California Resources Corp. (d):
Second Out Term Loan, 11.38%, 12/31/21		3,145	3,477,206
Term Loan A, 4.04%, 10/01/19		1,519	1,467,055
Chesapeake Energy Corp., Term Loan, 8.69%, 8/23/21 (d)		3,907	4,209,402
CITGO Holding, Inc., 2015 Term Loan B, 9.65%, 5/12/18 (d)		822	831,884
Drillships Financing Holding, Inc., Term Loan B1, 8.00%, 3/31/21 (d)		1,400	1,005,660
EagleClaw Midstream Services LLC, Bridge Term Loan, 3.50%, 7/12/24 (a)(d)		2,515	—
Energy Transfer Equity LP, 2017 Term Loan B, 3.75%, 2/02/24 (d)		2,885	2,882,113
MEG Energy Corp., 2017 Term Loan B, 4.68%, 12/31/23 (d)		3,415	3,403,762
Moxie Patriot LLC, Term Loan B1, 6.90%, 12/19/20 (d)		499	455,276
PowerTeam Services LLC, 2nd Lien Term Loan, 8.40%, 11/06/20 (a)(d)		200	196,000
Samchully Midstream 3 LLC, Term Loan B, 5.90%, 10/20/21 (a)(d)		1,174	1,144,817
Ultra Resources, Inc., 1st Lien Term Loan, 4.00%, 3/23/24 (d)		1,028	1,024,793
Veresen Midstream LP, 2017 Term Loan B, 4.54%, 3/31/22 (d)		1,871	1,880,542
			21,978,510
Personal Products — 0.5%
Nature’s Bounty Co., 2017 Term Loan B, 6.65%, 5/05/23 (d)		1,055	1,054,290
Prestige Brands, Inc., Term Loan B4, 3.79%, 1/26/24 (d)		1,954	1,969,057
Revlon Consumer Products Corp., 2016 Term Loan B, 4.54%, 9/07/23 (d)		1,028	980,607
			4,003,954
Pharmaceuticals — 2.3%
Akorn, Inc., Term Loan B, 5.31%, 4/16/21 (a)(d)		1,349	1,364,592

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 3.20%, 1/31/25 (d)	USD	5,985	$5,995,354
Jaguar Holding Co. II, 2015 Term Loan B, 3.79%, 8/18/22 (d)		4,111	4,114,924
Valeant Pharmaceuticals International, Inc., Series F1 Term Loan B, 5.75%, 4/01/22 (d)		5,832	5,933,645
			17,408,515
Professional Services — 1.4%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.29%, 7/23/21 (d)		1,628	1,609,086
Information Resources, Inc., 1st Lien Term Loan, 5.26%, 1/18/24 (d)		775	782,022
SIRVA Worldwide, Inc., 2016 Term Loan, 7.66%, 11/14/22 (a)(d)		1,122	1,119,382
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.40%, 6/20/22 (d)		1,500	1,507,500
TransUnion LLC, Term Loan B2, 3.54%, 4/09/23 (d)		5,534	5,584,958
			10,602,948
Real Estate Investment Trusts (REITs) — 0.7%
Capital Automotive LP, 2017 1st Lien Term Loan, 4.03%, 3/24/24 (d)		580	584,530
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.04%, 10/24/22 (d)		1,462	1,468,590
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 3.29%, 4/25/23 (d)		3,179	3,196,740
			5,249,860
Real Estate Management & Development — 0.8%
CityCenter Holdings LLC, 2017 Term Loan B, 3.50%, 4/18/24 (d)		1,406	1,411,254
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.42%, 11/04/21 (d)		2,058	2,063,010
Realogy Corp., 2017 Term Loan B, 3.29%, 7/20/22 (d)		2,619	2,635,855
			6,110,119
Semiconductors & Semiconductor Equipment — 0.4%
Cavium, Inc., 2017 Term Loan B, 3.28%, 8/16/22 (a)(d)		525	526,098

Floating Rate Loan Interests		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp., 2015 Term Loan B, 3.33%, 1/15/23 (d)	USD	392	$393,895
ON Semiconductor Corp., 2017 Term Loan B, 3.29%, 3/31/23 (d)		488	490,021
Sensata Technologies BV, 7,100.00% - 5.00%, 10/01/25 (d)(c)		852	884,478
Versum Materials, Inc., Term Loan, 3.65%, 9/29/23 (d)		711	719,130

			3,013,622
Software — 7.2%
Aptean, Inc., 2016 1st Lien Term Loan, 8.75%, 12/20/22 (d)		440	441,927
BMC Software Finance, Inc., 2017 Term Loan, 5.00%, 9/13/22 (d)		2,044	2,052,877
CCC Information Services, Inc. (d):
2017 1st Lien Term Loan, 4.04%, 4/27/24		1,225	1,221,325
2017 2nd Lien Term Loan, 7.79%, 4/27/25		495	505,672
Dell, Inc., 2017 Term Loan B, 3.55%, 9/07/23 (d)		3,050	3,066,955
DTI Holdco, Inc., 2016 Term Loan B, 6.42%, 9/30/23 (d)		1,120	1,098,528
Hyland Software, Inc. (d):
2017 2nd Lien Term Loan, 4.40%, 7/12/25		580	588,700
2017 Term Loan, 4.29%, 7/01/22		1,275	1,283,587
Infor US, Inc., Term Loan B6, 3.90%, 2/01/22 (d)		2,874	2,866,709
Informatica Corp., Term Loan, 4.65%, 8/05/22 (d)		3,684	3,681,018
IQOR US, Inc., Term Loan B, 6.15%, 4/01/21 (d)		1,519	1,515,827
Kronos Inc., 2017 Term Loan B, 4.68%, 11/01/23 (d)		2,608	2,632,069
Kronos, Inc., 2nd Lien Term Loan, 9.42%, 11/01/24 (d)		1,175	1,220,531
LANDesk Group, Inc., 2017 Term Loan B, 5.30%, 1/20/24 (d)		335	335,419
MA FinanceCo. LLC, Term Loan B3, 5.87%, 4/29/24 (d)		279	278,768
Misys Europe SA (d):
1st Lien Term Loan, 3.54%, 4/27/24		3,105	3,110,962
2nd Lien Term Loan, 3.54%, 4/27/25		1,151	1,173,157
Mitchell International, Inc. (d):
1st Lien Term Loan, 4.67%, 10/13/20		1,978	1,989,953

22	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests		Par (000)	Value
Software (continued)
Mitchell International, Inc. (d) (continued):
2nd Lien Term Loan, 8.67%, 10/11/21	USD	1,250	$1,257,425
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 4.67%, 4/26/24 (d)		2,284	2,273,539
RP Crown Parent LLC, 2016 Term Loan B, 4.54%, 10/12/23 (d)		1,999	2,015,190
Seattle Spinco, Inc., Term Loan B3, 3.65%, 4/19/24 (d)		1,884	1,882,587
SolarWinds Holdings, Inc., 2017 Term Loan, 4.54%, 2/05/23 (d)		2,481	2,492,571
Solera LLC, Term Loan B, 4.29%, 3/03/23 (d)		2,324	2,338,996
Sophia LP, 2017 Term Loan B, 4.40%, 9/30/22 (d)		1,761	1,754,807
SS&C Technologies, Inc. (d):
2017 Term Loan B1, 3.29%, 7/08/22		2,475	2,489,579
2017 Term Loan B2, 3.29%, 7/08/22		172	173,014
Synchronoss Technologies, Inc., Term Loan, 4.08%, 1/19/24 (d)		1,160	1,068,940
Tempo Acquisition LLC, Term Loan, 4.00%, 5/01/24 (d)		2,815	2,824,036
Tibco Software, Inc., 2017 Term Loan B, 5.55%, 12/04/20 (d)		2,229	2,249,513
Veritas US, Inc., Term Loan B1, 6.77%, 1/27/23 (d)		3,954	3,956,756
			55,840,937
Specialty Retail — 0.9%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22 (d)		1,027	826,447
Bass Pro Group LLC, Asset Sale Term Loan, 5.90%, 6/09/18 (d)		655	660,731
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.79%, 8/16/23 (d)		831	835,719
Michaels Stores, Inc., 2016 Term Loan B1, 3.79%, 1/30/23 (d)		1,243	1,241,175
Party City Holdings, Inc., 2016 Term Loan, 4.05%, 8/19/22 (d)		1,925	1,924,848
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.17%, 1/26/23 (d)		997	925,846
Things Remembered, Inc., 2016 Term Loan, 4.18%, 2/29/20 (a)(d)		1,303	195,487
			6,610,253

Floating Rate Loan Interests		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials Operations LLC, Term Loan B, 6.65%, 8/12/22 (d)	USD	2,488	$2,506,378
Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 2017 Term Loan, 5.18%, 10/31/21 (d)		1,482	1,493,453
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc., Term Loan B, 3.75%, 10/01/22 (d)		581	584,201
HD Supply, Inc. (d):
Incremental Term Loan B1, 3.90%, 8/13/21		1,248	1,256,217
Incremental Term Loan B2, 3.90%, 10/17/23		1,905	1,916,153
Nexeo Solutions LLC, 2017 Term Loan B, 4.95%, 6/09/23 (d)		243	245,826
			4,002,397
Wireless Telecommunication Services — 1.9%
GEO Group, Inc., 2017 Term Loan B, 3.25%, 3/22/24 (d)		1,505	1,505,948
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 4.15%, 12/07/20 (d)(f)		9,132	8,777,801
LTS Buyer LLC, 1st Lien Term Loan, 4.40%, 4/13/20 (d)		3,816	3,830,620
Radiate Holdco LLC, 1st Lien Term Loan, 4.04%, 2/01/24 (d)		945	946,540
			15,060,909
Total Floating Rate Loan Interests - 76.4%			590,191,755

Investment Companies — 1.8%
iShares iBoxx USD High Yield Corporate Bond ETF (i)		157,001	13,918,139

Other Interests (j)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A (a)		1,154	12

Preferred Securities

Capital Trusts		Par (000)
Allied Irish Banks PLC, 7.38% (d)(k)		200	242,342

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Capital Trusts	Par (000)	Value
Banco Popular Espanol SA, 11.50% (d)(k)	100	$73,018
Banco Santander SA, 6.25% (d)(k)	100	112,475
Bank of America Corp., Series X, 6.25% (d)(k)	1,100	1,181,400
Barclays PLC, 7.25% (d)(k)	200	275,357
Citigroup, Inc., Series N, 5.80% (d)(k)	1,100	1,142,625
Cooperatieve Rabobank UA, 6.63% (d)(k)	200	250,819
Credit Agricole SA, 6.50% (d)(k)	100	122,174
Enel SpA (d):
6.50%, 1/10/74	100	121,457
7.75%, 9/10/75	100	145,924
Erste Group Bank AG, 6.50% (d)(k)	200	241,633
Gas Natural Fenosa Finance BV, 3.38% (d)(k)	100	112,054
Goldman Sachs Group, Inc., Series L, 5.70% (d)(k)	750	774,375
HBOS Capital Funding LP, 6.85% (k)	100	102,055
HSBC Holdings PLC, 6.00% (d)(k)	600	612,375
Intesa Sanpaolo SpA, 7.00% (d)(k)	400	467,313
JPMorgan Chase & Co., Series V, 5.00% (d)(k)	780	793,650
Lanxess AG, 4.50% (d)(k)	50	60,882
National Westminster Bank PLC, Series C, 1.47% (d)(k)	100	82,281
Origin Energy Finance Ltd., 4.00% (d)(k)	100	114,948
Repsol International Finance BV, 4.50% (d)(k)	100	115,106
Royal Bank of Scotland Group PLC, 8.63% (d)(k)	246	269,370
Solvay Finance SA, 5.12% (d)(k)	100	124,417
Telefonica Europe BV (d)(k):
3.75%	100	115,930
4.20%	200	237,357
5.00%	100	121,110
TOTAL SA, 3.88% (d)(k)	100	120,929
UBS Group AG, 5.75% (d)(k)	200	249,154
Total Capital Trusts — 1.1%		8,382,530

Preferred Stock — 0.1%	Shares
Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50% (d)(k)	13,550	374,657

Trust Preferred — 0.2%	Shares	Value
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)	56,219	$1,506,779
Total Preferred Securities - 1.4%		10,263,966

Rights — 0.0%
Electric Utilities — 0.0%
Tex Energy LLC (a)	39,599	41,579

Warrants
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $21.14) (a)	3,049	1,250
Transportation Infrastructure — 0.0%
Jack Cooper Enterprises, Inc., Class B (Issued/exercisable 4/26/17, 1 Share for 1 Warrant, Expires 4/26/27, Strike Price $0.01) (a)	4,494	28,852
Turbo Cayman Ltd. (Expires 3/15/18, Strike Price $0.01) (a)	1	—

		28,852
Total Warrants - 0.0%		30,102
Total Long-Term Investments (Cost — $1,183,517,532) — 152.5%		1,177,729,898
Options Purchased (Cost — $5,867) — 0.0%		—
Total Investments (Cost — $1,183,523,399*) — 152.5%		1,177,729,898
Liabilities in Excess of Other Assets — (52.5)%		(405,277,345)

Net Assets — 100.0%		$772,452,553

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,183,539,308

Gross unrealized appreciation	$29,686,281
Gross unrealized depreciation	(35,495,691)

Net unrealized depreciation	$(5,809,410)

24	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Notes to Schedule of Investments

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate as of period end.

(e)	When-issued security.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(i)	During the period ended May 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2017	Shares Purchased	Shares Sold	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares iBoxx USD High Yield Corporate Bond ETF	157,001	—	—	157,001	$13,918,139	$58,799	—	$56,520

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Perpetual security with no stated maturity date.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
CR	Custodian Receipt
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
LOC	Letter of Credit
OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	U.S. Dollar

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2)	Euro BOBL	June 2017	$296,991	$1,054
(3)	Euro Bund Future	June 2017	$547,026	1,492
(1)	UK Long Gilt Bond	September 2017	$164,845	(207)
Total				$2,339

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	300,000	USD	333,442	Barclays Bank PLC	6/06/17	$3,625
EUR	451,000	USD	491,104	Goldman Sachs International	6/06/17	15,619
EUR	110,000	USD	123,464	Standard Chartered Bank	6/06/17	127
USD	2,342,941	GBP	1,809,000	JPMorgan Chase Bank N.A.	6/06/17	11,896

						31,267

USD	14,816,971	EUR	13,560,000	Deutsche Bank AG	6/06/17	(418,435)
USD	190,921	EUR	175,000	Goldman Sachs International	6/06/17	(5,702)
USD	100,492	EUR	92,000	Northern Trust Co.	6/06/17	(2,875)
USD	14,457,181	EUR	12,849,000	Deutsche Bank AG	7/06/17	(3,124)
USD	2,315,304	GBP	1,800,000	Deutsche Bank AG	7/06/17	(6,438)

						(436,574)
Net Unrealized (Depreciation)						$(405,307)

OTC Options Purchased
Description	Put/Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	6	—

Centrally Cleared Credit Default Swaps—Buy Protection
Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Markit iTraxx XO, Series 27, Version 1	5.00%	6/20/22	EUR	140	$(4,236)

Centrally Cleared Credit Default Swaps—Sell Protection
Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	620	$7,247
Markit CDX North America High Yield Index, Series 27, Version 2	5.00%	12/20/21	B	8,991	199,859
Dow Jones CDX North America High Yield Index, Series 28, Version 1	5.00%	6/20/22	B+	7,205	31,626
Total					$238,732

26	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps—Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Value		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	30	$	4,830	1,644	$3,186
GFKL Financial Services AG	5.00%	Credit Suisse International	6/20/22	B-	EUR	11		(701)	(739)	38
Hertz Corp.	5.00%	Barclays Bank PLC	6/20/22	B-	USD	70		(13,127)	(7,143)	(5,984)
Hertz Corp.	5.00%	Goldman Sachs International	6/20/22	B-	USD	91		(4,982)	(5,948)	966
International Game Technology	5.00%	Credit Suisse International	6/20/22	BB+	EUR	10		1,265	1,041	224
International Game Technology	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	30		3,832	3,237	595
Total								$(8,883)	$(7,908)	$(975)

[1]	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

OTC Total Return Swaps
Reference Entity	Fixed Amount/ Floating Rate[1]	Counterparty	Effective Date	Expiration Date	Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx USD Liquid High Yield Index	3-Month LIBOR	Goldman Sachs International	N/A	6/20/17	USD	1,650,000	$27,131	(1,320)	28,451

[1]	The Fund pays the fixed amount and receives the total return of the reference entity.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Heirarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,606,586	$13,060,400	$49,666,986
Common Stocks	$600,404	132,529	1,857,692	2,590,625
Corporate Bonds	—	499,126,588	11,900,146	511,026,734
Floating Rate Loan Interests	—	577,439,899	12,751,856	590,191,755
Investment Companies	13,918,139	—	—	13,918,139
Other Interests	—	—	12	12
Preferred Securities	—	8,382,530	—	8,382,530
Preferred Stock	374,657	—	—	374,657
Rights	—	—	41,579	41,579
Trust Preferred	1,506,779	—	—	1,506,779
Warrants	—	—	30,102	30,102
Unfunded Floating Rate Loan Interests[1]	—	734	—	734

Total	$16,399,979	$1,121,688,866	$39,641,787	$1,177,730,632

Derivative Financial Instruments [2]
Assets:

28	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Foreign currency exchange contracts	—	$31,267	—	$31,267
Credit contracts	—	243,741	—	243,741
Interest rate contracts	$2,546	28,451	—	30,997
Liabilities:
Foreign currency exchange contracts	—	(436,574)	—	(436,574)
Credit contracts	—	(10,220)	—	(10,220)
Interest rate contracts	(207)	—	—	(207)

Total	$2,339	$(143,335)	—	$(140,996)

[1]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[2]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $363,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Total
Assets:
Opening balance, as of February 28, 2017	$2,519,729	$1,800,000	$10,591,604	$15,974,274	$12	$81,663	$29,644	$30,996,926
Transfers into Level 3[1]	—	—	—	6,626,987	—	—	—	6,626,987
Transfers out of Level 3[2]	—	(1,000,000)	—	(9,666,312)	—	—	—	(10,666,312)
Accrued discounts/premiums	—	(60)	—	42,151	—	—	—	42,091
Net realized gain (loss)	—	—	—	69,594	—	23,553	—	93,147
Net change in unrealized appreciation (depreciation)[3]	(592,664)	(8,040)	1,184,077	(264,243)	—	(30,734)	458	288,854
Purchases	—	12,268,500	124,465	3,691,535	—	—	—	16,084,500
Sales	(69,373)	—	—	(3,722,130)	—	(32,903)	—	(3,824,406)

Closing balance, as of May 31, 2017	$1,857,692	$13,060,400	$11,900,146	$12,751,856	$12	$41,579	$30,102	$39,641,787

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 20173	$(592,664)	$(8,040)	$1,184,077	$(216,894)	—	$(11,880)	$457	$355,056

[1]

As of February 28, 2017, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of February 28, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017	29

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $25,464,623. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$1,857,676	Market	Time to Exit[1]	1 - 2 years
			Volatility[1]	29.0%
			EBITDA Multiple[1]	7.25x
			Marketability Discount[2]	12.9%
			Last 12 Months EBITDA Multiple[1]	4.50x - 6.25x
			Current Fiscal Year EBITDA Multiple[1]	4.75x - 7.75x
Corporate Bonds	11,900,144	Income	Discount Rate[2]	10.4%
		Market	EBITDA Multiple[1]	7.25x
			Marketability Discount[2]	12.90%
			Time to Exit[1]	1 - 2 years
			Volatility[1]	29.0%
Floating Rate Loan Interests	418,094	Income	Discount Rate[2]	4.79%
		Market	Last 12 Months Revenue Multiple[1]	0.085x
Warrants	1,250	Market	Volatility[1]	25.0%

Total	$14,177,164

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

30	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2017

Item 2 –  Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 24, 2017